Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other payables [line items]
Gold, copper and foreign exchange derivative contracts	$ 22.6	$ 3.3	$ 0.0
Australian gold derivative contracts [member]
Disclosure of trade and other payables [line items]
Gold, copper and foreign exchange derivative contracts	12.3	0.0
Gold derivative contracts at south deep [member]
Disclosure of trade and other payables [line items]
Gold, copper and foreign exchange derivative contracts	1.6	0.0
Australian foreign exchange derivative contracts [member]
Disclosure of trade and other payables [line items]
Gold, copper and foreign exchange derivative contracts	8.7	0.0
Peruvian copper derivative contracts [member]
Disclosure of trade and other payables [line items]
Gold, copper and foreign exchange derivative contracts	$ 0.0	$ 3.3